Statement of Cash Flows - Summary of Cash Inflows And Outflows From Income Tax Interests And Dividends (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Inflows And Outflows From Income Tax Interests And Dividends Abstract [Abstract]
Income tax paid	₩ 1,171,542	₩ 1,158,212	₩ 2,189,111
Interest received	29,151,695	30,279,240	28,550,486
Interest paid	14,044,238	15,354,968	13,119,057
Dividends received	610,307	482,012	330,350
Dividends paid	₩ 1,504,682	₩ 1,686,777	₩ 1,336,816